Non-controlling Interest in Subsidiaries	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Non-controlling Interest in Subsidiaries

11. Non-controlling Interest in Subsidiaries

The Company owns 51% of Mare Success S.A., the holding-company of two Panamanian registered companies which own the vessels Maya until May 19, 2021, the date of vessel sale and Inca, two Liberian registered companies which own the vessels Selini and Salamina and two Marshall Islands registered companies which own the vessels Byzantion and Bosporos. 49% of Mare Success S.A. is owned by Polaris Oil Shipping Inc. (“Polaris”), an affiliate of one of the Company’s major charterers, Flopec Petrolera Ecuatoriana (“Flopec”). Mare Success S.A. is fully consolidated in the accompanying consolidated financial statements. There have been no transactions between Polaris and the Company since the incorporation of Mare Success S.A., whereas approximately 7.6% of the Company’s 2021 revenue (8.6% in 2020 and 6.2% in 2019) was generated through charter agreements with Flopec.

In April 2020, Mare Success S.A. increased its paid-in-capital by $8,163 of which $4,163 constituted the 51% portion contributed by the Company and the $4,000 constituted the 49% portion contributed by Polaris. After the recapitalization, the shareholding of Mare Success S.A. remained at 51% owned by the Company and 49% owned by Polaris. The additional paid-in capital was made to finance part of the intragroup sale of vessels, in particular, the handysize tankers, Byzantion and Bosporos. This transaction did not affect vessels’ carrying values on a consolidated basis.

In June 2019, Mare Success S.A increased its paid-in capital by $20,408, of which $10,408 constituted the 51% portion contributed by the Company and the $10,000 constituted the 49% portion contributed by Polaris. After the recapitalization, the shareholding of Mare Success S.A. remained at 51% owned by the Company and 49% owned by Polaris. The additional paid-in capital was made to finance part of the intragroup sale of vessels, in particular, the panamax tankers, Selini and Salamina. This transaction did not affect vessels’ carrying values on a consolidated basis.

The Company owns 100% of Shyris Shipping, the holding-company of four Marshall Islands registered companies which own the vessels Caribbean Voyager, Mediterranean Voyager, Apollo Voyager and Artemis Voyager. Upon partial redemption of the Company’s Series G Convertible Preferred Shares in February and August 2021, AY Tank Limited (“AY Tank”) obtained in exchange of such transaction Shyris Shipping preferred stock, consisting of 2,288,841 Series B Cumulative Redeemable Perpetual Preferred Shares as of December 31, 2021, par value $0.001 per share, each with a liquidation preference of $10.00 per share, entitled to receive cumulative semi-annual dividends from Shyris Shipping at a rate of 7.50% per annum (Note 8).